Fair Value of Financial Instruments and Fair Value Measurements (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Equity investments, at original cost		$ 45,336
Gross unrealized appreciation		170,192
Equity investments, at fair market value		$ 215,528